Subsequent Events - Additional Information (Detail) - JPY (¥) ¥ in Millions, shares in Millions			12 Months Ended
	May 17, 2019	May 16, 2019	Mar. 31, 2019
Subsequent Event [Line Items]
Purchase price of shares repurchased			¥ 100,000
Subsequent event
Subsequent Event [Line Items]
Share repurchase start date		May 17, 2019
Share repurchase end date		Mar. 31, 2020
Subsequent event | Sony Life Insurance Co Ltd
Subsequent Event [Line Items]
Percentage of equity interest acquired	50.00%
Business acquisition total consideration	¥ 16,000
Ownership percentage	100.00%
Subsequent event | Maximum
Subsequent Event [Line Items]
Number of shares repurchased		60
Purchase price of shares repurchased		¥ 200,000